Significant Accounting Policies and Practices (Details) - USD ($)	3 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 03, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Oct. 02, 2020
Significant Accounting Policies and Practices (Details) [Line Items]
Marketable equity securities	$ 48,646		$ 48,646				$ 102,096
Other expenses			(231)	$ 0
Cash excess amounts			250,000		$ 250,000
Uninsured cash balance	414,055,000,000		414,055,000,000		2,700,000	$ 7,700,000
Total assets	1,029,137		$ 1,029,137		$ 675,024
Impairment charge of intangible assets	$ 7,531	$ 7,531
Weighted average life of the intangible assets			6 years 3 months 25 days		7 years 3 months 3 days
Goodwill			$ 1,035,795		$ 1,035,795
Management fee percentage			20.00%		20.00%
Revenue percentage	80.00%		80.00%		80.00%
Fixed fees percentage			20.00%		20.00%
Contract occur percentage			100.00%		100.00%
Promotional discounts amount			$ 9.99
Free trials amount			99
Deferred revenue	$ 262,583		262,583		$ 234,159	88,637
Bad debt expense			53,166		110,805	53,692
Doubtful accounts	81,925		81,925
Allowance for doubtful accounts			239,313		186,147	80,509
Other expenses					0	(7,453)
Impairment charge of investments					$ 688,127	0
Description of investments					Our investments in debt securities are subject to interest rate risk. To minimize the exposure due to an adverse shift in interest rates, we invest in securities with maturities of two years or less and maintain a weighted average maturity of one year or less.
Impairment of debt security						50,000
impairment charge of investements					487,365
Research and development tax					275,213	507,242
Minimum [Member]
Significant Accounting Policies and Practices (Details) [Line Items]
Contract amounts for partner and monthly services clients			500		500
Fixed fees			10,000		10,000
Branded challenges			10,000		10,000
Branded articles			2,500		2,500
Total gross	500		500		500
Net revenue			$ 100		$ 100
Affiliate sales percentage			2.00%		2.00%
Maximum [Member]
Significant Accounting Policies and Practices (Details) [Line Items]
Contract amounts for partner and monthly services clients			$ 7,500		$ 7,500
Fixed fees			110,000		110,000
Branded challenges			25,000		25,000
Branded articles			7,500		7,500
Total gross	$ 50,000		50,000		50,000
Net revenue			$ 20,000		$ 20,000
Affiliate sales percentage			20.00%		20.00%
Subscription Arrangement [Member]
Significant Accounting Policies and Practices (Details) [Line Items]
Payment related percentage, description					Vocal+ is a premium subscription offering for Vocal creators. In addition to joining for free, Vocal creators now have the option to sign up for a Vocal+ membership for either $9.99 monthly or $99 annually, though these amounts are subject to promotional discounts and free trials. Vocal+ subscribers receive access to value-added features such as increased rate of cost per mille (thousand) (“CPM”) monetization, a decreased minimum withdrawal threshold, a discount on platform processing fees, member badges for their profiles, access to exclusive Vocal+ Challenges, and early access to new Vocal features. Subscription revenues stem from both monthly and annual subscriptions, the latter of which is amortized over a twelve-month period. Any customer payments received are recognized over the subscription period, with any payments received in advance being deferred until they are earned.
Fair Value, Recurring [Member]
Significant Accounting Policies and Practices (Details) [Line Items]
Impairment of debt security					$ 62,733	$ 50,000
Fair Value, Nonrecurring [Member]
Significant Accounting Policies and Practices (Details) [Line Items]
Impairment of debt security					$ 102,096